Hedging - Derivative Assets and Liabilities (Details) (Derivatives designated as hedging instruments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Currency Hedge Portfolio
Fair Value, Net Derivative Asset (Liability) Measured on a Recurring Basis [Roll Forward]
Beginning balance	$ (23,215)		$ 5,232
Realized (gains) losses included in net income	22,476		(651)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Transfers, Net	7,638	[1]
Purchases (sales), net	1,167	[2]	850	[2]
Changes in fair value	(13,080)		(28,646)
Ending balance	(5,014)		(23,215)
Bunker Fuel Forward Contracts
Fair Value, Net Derivative Asset (Liability) Measured on a Recurring Basis [Roll Forward]
Beginning balance	8,572		14,754
Realized (gains) losses included in net income	(7,470)		(16,053)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Transfers, Net	193	[1]
Purchases (sales), net	0	[2]	0	[2]
Changes in fair value	(307)		9,871
Ending balance	$ 988		$ 8,572

[1]	Represents the fair value at the transfer date of positions where hedge accounting was terminated. See discussions above.
[2]	Purchases (sales) represent the cash premiums paid upon the purchase of euro put options or received upon the sale of euro call options. Bunker fuel and currency forward contracts require no up-front cash payment and have an initial fair value of zero; settlements on the forward contracts (swaps) occur upon their maturity.